Interest Rate Swaps (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of the interest rate swap agreements	3 years	3 years
Average fixed-rate interest (as a percent)	0.32%	0.32%
Notional amount	$ 324.1	$ 324.1
Cash flow hedge | Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 273.3	$ 273.3